Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0000927971
Registrant Name	BANK OF MONTREAL /CAN/
Registration File Number	333-285508
Form Type	F-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A